Exempt Party in Interest Transactions (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 4,257,564,211	$ 3,830,577,283
Plan interest in commingled investments held by master trust	3,783,949,594	3,540,219,397
Short-term investment fund at fair value
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	3,292,182	$ 5,451,384
Interest income	$ 203,058
Marsh common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common stock (in shares)	2,812,897	3,111,144
Plan interest in commingled investments held by master trust	$ 521,848,602	$ 660,838,115
Cost of shares acquired	114,493,080	115,991,093
Dividend income	$ 10,167,362	$ 10,077,957